Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Furniture and Equipment

	Computer Equipment	Furniture and Fixtures	Leasehold Improvements	Total
Cost
Balance at December 31, 2017	$83,880	$261,483	$172,601	$517,964
Additions	—	—	—	—

Balance at December 31, 2018	$83,880	$261,483	$172,601	$517,964

Amortization & Impairment Losses
Balance at December 31, 2017	$77,166	$261,483	$172,601	$511,250
Amortization for the year	6,714	—	—	6,714

Balance at December 31, 2018	$83,880	$261,483	$172,601	$517,964

Net Book Value
At December 31, 2017	$6,714	$—	$—	$6,714

At December 31, 2018	$—	$—	$—	$—